S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jan. 29, 2026 USD ($) $ / shares shares
Cambridge Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	455,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,550,000
Cambridge Sponsor LLC [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,666,667
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Cambridge Sponsor LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	455,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,550,000
Cambridge Sponsor LLC [Member] | Private placement units if the over-allotment option is exercised in full
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	495,500
Price Paid or to be Paid for Securities, Total Amount	$ 4,955,000
Cambridge Sponsor LLC [Member] | Loan
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Repayment of loans made to us to cover offering related and organizational expenses
Sponsor Compensation Amount	$ 300,000
Cambridge Sponsor LLC [Member] | Working capital loans
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Working capital loans to finance transaction costs in connection with an initial business combination
Sponsor Compensation Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Cambridge Sponsor LLC [Member] | Out-of-pocket expenses
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares | Anti-Dilution protection upon conversion
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Issuance of the Class A ordinary shares issuable on the conversion of the founder shares on a greater than one-to-one basis upon conversion
Cambridge Sponsor LLC, our officers, directors, advisors, or our or their affiliates | Finder's fees, advisory fees, consulting fees or success fees
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account
Cambridge Sponsor LLC, or its affiliates | Salary or fee in an amount that constitutes a market standard for comparable transactions
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Any services provided as an advisor or otherwise in connection with our initial business combination and certain other transactions